Provision for Environmental Rehabilitation - Reconciliation of the Total Liability for Environmental Rehabilitation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in other provisions
Balance at beginning of year	R 1,101
Balance at end of year	1,071	R 1,101
Provision for environmental rehabilitation
Reconciliation of changes in other provisions
Balance at beginning of year	4,662	3,408
Change in estimate - Balance sheet	(248)	(774)
Change in estimate - Income Statement	136	135
Utilisation of provision	(65)	(15)
Time value of money and inflation component of rehabilitation costs	377	296
Transfer	0	1,856
Translation	151	(244)
Balance at end of year	5,013	4,662
Provision for environmental rehabilitation | PNG operations
Reconciliation of changes in other provisions
Balance at beginning of year	1,084
Balance at end of year	R 1,185	R 1,084